Preferred and Common Stock (Details)			6 Months Ended		12 Months Ended
	May 16, 2023 $ / shares shares	Jul. 14, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) director Vote $ / shares shares	Dec. 31, 2021 USD ($)	Jun. 30, 2021 $ / shares	Jan. 15, 2021 $ / shares shares
Preferred and Common Stock
Common stock shares issued | shares	2,374,641
Offering price per share	$ 7.25
Number of common stock that each share of preferred stock may be converted into					2	2
Issuance costs recorded as reduction of additional paid-in capital | $			$ 1,992,336	$ 846,625	$ 1,251,000	$ 823,000
Number of votes for preferred shareholders | Vote					1
Number of directors entitled to be elected by common stockholders | director					2
Number of directors entitled to be elected by preferred stockholders after the elections by common stockholders | director					1
Number of shares issued upon conversion of each preferred stock | shares					2
Series A Preferred Stock
Preferred and Common Stock
Original issue price					$ 4.00
Series B Preferred Stock
Preferred and Common Stock
Maximum number of shares issuable, pursuant to notice of qualification | shares								4,784,689
Maximum number of bonus shares issuable, pursuant to notice of qualification | shares								478,468
Offering price per share							$ 7.52	$ 6.27
Number of common stock that each share of preferred stock may be converted into								2
Original issue price					6.27
Original issue price, two					7.52
Series C Preferred Stock
Preferred and Common Stock
Maximum proceeds to be raised by issuance of shares | $		$ 5,000,000
Common stock shares issued | shares		499,500
Offering price per share		$ 10.01
Number of common stock that each share of preferred stock may be converted into		2
Original issue price					$ 10.01